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                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT UL

                                    METFLEX
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                       SUPPLEMENT DATED NOVEMBER 5, 2007
                                      TO
                        PROSPECTUS DATED APRIL 30, 2007

This supplement updates certain information in the prospectus for your MetFlex Flexible Premium Variable Life Insurance Policy dated April 30, 2007. You should read and retain this supplement.

The investment divisions investing in the following portfolios will be closed to allocations of new premiums and cash value as of November 5, 2007:

AIM VARIABLE INSURANCE FUNDS
    AIM V.I. Government Securities Fund

WELLS FARGO VARIABLE TRUST
    VT Asset Allocation Fund
    VT Equity Income Fund
    VT Large Company Core Fund
    VT Large Company Growth Fund